Goldman Sachs Energy Infrastructure Fund Expense Example - Class P Shares [Member] - Goldman Sachs Energy Infrastructure Fund - Class P Shares	Nov. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 111
Expense Example, with Redemption, 3 Years	362
Expense Example, with Redemption, 5 Years	632
Expense Example, with Redemption, 10 Years	$ 1,403